Income Taxes (10-K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of Deferred Tax Assets [Abstract]
Loss carry forwards	$ 55,998,000	$ 46,089,000
Other	606,000	701,000
Total deferred tax asset	56,604,000	46,790,000
Valuation allowance	(56,604,000)	(46,790,000)
Total deferred tax asset, net	0	0
Differences between expected federal tax benefit and tax provision [Abstract]
Federal statutory income tax rate (in hundredths)	(34.00%)	(34.00%)
Permanent items (in hundredths)	8.90%	26.30%
Net operating loss utilized or expired (in hundredths)	3.60%	5.50%
Increase (decrease) in valuation allowance and others (in hundredths)	21.60%	2.30%
Total tax provision (in hundredths)	0.00%	0.00%
Unrecognized tax benefits	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
U.S. federal [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2010
Maximum [Member] | California state [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2010
Minimum [Member] | California state [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	1999